Taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Taxes [Text Block]

16) Taxes

a) Tax recovery (expense)

	Year ended
	December 31, 2023	December 31, 2022
Income tax expense	$(88)	$(7,688)
Deferred income tax recovery	2,786	1,423
Total	$2,698	$(6,265)

The major items causing the Company's income tax expense to differ from the Canadian combined federal and provincial statutory rate of 26.50% (2022 - 26.50%) were:

	Year Ended
	December 31, 2023	December 31, 2022
Net income (loss) before tax	$(35,056)	$4,039
Expected income tax recovery (expense) based on statutory rate	9,290	(1,070)
Adjustments to expected income tax (expense) recovery:
Permanent differences and other	(641)	(6,718)
Tax effect of unrecognized temporary differences and tax losses	(5,505)	(1,442)
Tax incentives and tax loss benefit not previously recognized	-	4,581
Effect of tax rates in foreign jurisdictions	(584)	(1,669)
Foreign exchange and other	138	53
Income tax recovery (expense)	$2,698	$(6,265)

b) Changes in deferred tax assets and liabilities

	December 31, 2023	December 31, 2022
Deferred income tax asset	$7,495	$4,596
Net deferred income tax asset	$7,495	$4,596

	Year ended	2022
	December 31, 2023	December 31, 2022
Net deferred income tax asset, beginning of the year	$4,596	$3,343
Deferred income tax recovery	2,786	1,423
Effect of foreign exchange	113	(170)
Net deferred income tax asset, end of the year	$7,495	$4,596

c) Deferred income tax balances

	December 31, 2023	December 31, 2022
Brazil
Recognized deferred tax assets:
Non-capital losses	$18,148	$11,210
Mine properties	1,694	1,999
Recognized deferred tax liabilities:
Transitional tax regime	(11,806)	(7,825)
Provisions	(3,796)	(3,402)
	$4,240	$1,982
Canada
Recognized deferred tax assets:
Non-capital losses	$3,252	$1,690
Ireland
Recognized deferred tax assets:
Non-capital losses	$-	$911
U.S.
Recognized deferred tax assets:
Non-capital losses	$1,207	$1,738
Provisions and other	3	13
Recognized deferred tax liabilities:
Mine properties, plant and equipment	(1,207)	(1,738)
	$3	$13

Net deferred income tax asset	$7,495	$4,596

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31, 2023	December 31, 2022
Canada
Non-capital loss carry-forwards	$36,690	$45,649
Mine properties, plant and equipment	17,904	17,561
Capital losses and foreign exchange	12,260	11,760
Vanadium assets	4,862	-
Share issue costs	324	438
Ireland
Non-capital loss carry-forwards	$2,382	$-
Mine properties, plant and equipment	$1	$-
U.S.
Non-capital loss carry-forwards	$48,819	$36,645
Inventory	6,435	-
Provisions and other	1,374	361
Mine properties, plant and equipment	587	267

The Company has non-Canadian resident subsidiaries that have undistributed earnings of $257 at December 31, 2023. These undistributed earnings are not expected to be repatriated in the foreseeable future and the Company has control over the timing of such repatriations. Accordingly, taxes that may apply on repatriation have not been provided for.

The Company has approximately $17,904 (December 31, 2022 - $17,561) of Canadian development and exploration expenditures and $1,694 (December 31, 2022 - $1,999) of development costs in Brazil at December 31, 2023, which under certain circumstances can be used to reduce the taxable income of future years.

The non-capital losses in the United States, Brazil and Ireland carry forward indefinitely. The non-capital losses in Canada expire as follows:

Expiry Date	Amount	Expiry Date	Amount	Expiry Date	Amount
2034	$15,586	2037	$3,848	2040	$65
2035	136	2038	11,315	2041	322
2036	2,754	2039	13,751	2042	1,179
					$48,956